Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

6. Subsequent Events

On August 23, 2022, the Company issued to three (3) of our non-employee independent directors each 36,845 stock options pursuant to the Non-Employee Director Compensation Policy. Mr. LaNeve has declined his independent director compensation.

10. Subsequent Events

On December 17, 2021, Bone Biologics Corporation (the “Company”) entered into a revised Employment Agreement (the “Employment Agreement”) with Deina H. Walsh, the Company’s Chief Financial Officer (“CFO) and principal accounting officer. The Employment Agreement is effective January 3, 2022. Ms. Walsh has served as the Company’s CFO since November 4, 2014.

Under the terms of the Employment Agreement, Ms. Walsh will serve as the Company’s CFO at-will and not for any specified period and may be terminated at any time with or without cause. Her base salary will be $200,000. During each calendar year beginning in 2022, Ms. Walsh shall be eligible to earn an annual target bonus of twenty-five percent (25%) of her base salary as in-effect for the applicable calendar year, subject to the achievement of personal and corporate objectives or milestones to be established by the board of directors, or any compensation committee thereof, (after considering any input or recommendations from Ms. Walsh) within sixty (60) days following the beginning of each calendar year during Ms. Walsh’s employment. In order to earn the annual bonus under this provision, the applicable objectives must be achieved, and Ms. Walsh must be employed by Company at the time the annual bonus is distributed by Company. The annual bonus, if any, shall be paid on or before March 15th of the calendar year following the year in which it is considered earned. The actual annual bonus paid may be more or less than twenty-five percent (25%) of Ms. Walsh’s base salary.

Ms. Walsh will receive a stock option grant whereby she is entitled to 25,000 shares of Common Stock of the Company as of the date of the grant on the condition that i) the exercise price will be the current market price on the date of the grant; and ii) the options will be issued with a two-year maturity. Any portion of this stock option grant that is not exercised on the date of termination shall be forfeited on such date of termination except: (i) in the case of Termination by the Company Without Cause; and (ii) upon a Change in Control (as defined in the Equity Incentive Plan) of the Company. To allow Ms. Walsh to prevent or mitigate dilution of her equity interests in the Company, in connection with each financing, Ms. Walsh shall be provided an opportunity to invest in the Company such that her interest, at her option, remains undiluted or partially diluted.

On January 1, 2022, Mr. Frelick received a stock option grant whereby he is entitled to 50,000 shares of Common Stock of the Company as of the date of the grant on the condition that i) the exercise price will be the current market price on the date of the grant; and ii) the options will be issued with a two-year maturity. Any portion of this stock option grant that is not exercised on the date of termination shall be forfeited on such date of termination except: (i) in the case of Termination by the Company Without Cause; and (ii) upon a Change in Control (as defined in the Equity Incentive Plan) of the Company. To allow Mr. Frelick to prevent or mitigate dilution of her equity interests in the Company, in connection with each financing, Mr. Frelick shall be provided an opportunity to invest in the Company such that his interest, at his option, remains undiluted or partially diluted.

On January 1, 2022, pursuant to our Non-Employee Director Compensation Policy, 26,166 stock options were issued to our independent Directors.

On March 3, 2022, Bone Biologics Corporation (the “Company”) entered into a Supply and Development Support Agreement (the “Agreement”) with Musculoskeletal Transplant Foundation, Inc. (“MTF”). Under the Agreement, MTF agrees to be the exclusive supplier of demineralized bone matrix (“DBM”) to the Company for use with Nell-1 and MTF will provide reasonable development support to the Company for the development of Nell-1 with DBM as a carrier.

The Agreement is in effect for a period of five years and may be extended for one (1) or more years upon mutual agreement of the Company and MTF.

The Agreement also includes provisions relating to, among others, delivery, inspection procedures, warranties, quality management, compliance, forecasts, intellectual property rights, indemnification, and confidentiality.